Intangible Assets, Net - Amortization expenses (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Finite-lived intangible assets, net, amortization expense, rolling maturity
Year ending September 30, 2023	¥ 22,341
Year ending September 30, 2024	19,501
Year ending September 30, 2025	16,798
Year ending September 30, 2026	15,925
Thereafter	75,291
Total	¥ 149,856	¥ 104,286